Consolidated Statements of Cash Flows-Indirect Method - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income from continuing operations	R$ 818,614	R$ 647,064	R$ 895,201
Adjustments to reconcile net income to cash provided by operating activities from continuing operations
Share of loss (profit) of joint ventures and associates	17,634	44,031	12,708
Amortization of contractual assets with customers – exclusive rights	282,521	289,436	355,250
Amortization of right-of-use assets	260,716	242,670	216,609
Depreciation and amortization	653,118	595,531	551,768
PIS and COFINS credits on depreciation	7,081	6,062	4,891
Interest and foreign exchange rate variations	1,133,882	533,926	1,043,899
Deferred income and social contribution taxes	(242,246)	(234,244)	2,633
Current income and social contribution taxes	430,280	538,761	467,345
Loss on disposal of property, plant, and equipment and intangibles	(184,189)	(85,455)	(1,700)
Reversion (loss) allowance for expected credit losses	(3,123)	15,281	34,981
Provision for losses in inventories	(826)	1,338	(115)
Provision for post-employment benefits	(2,393)	(15,867)	14,749
Equity instrument granted	9,364	8,793	6,222
Provision of decarbonization – CBIO	161,281	124,287	0
Provision for tax, civil, and labor risks	93,328	21,582	31,595
Other provisions and adjustments	2,332	(1,912)	5,829
Cash flows from operations before changes in working capital	3,437,374	2,731,284	3,641,865
(Increase) decrease in current assets
Trade receivables and reseller financing	(968,787)	481,984	240,474
Inventories	(1,626,670)	108,136	(486,534)
Recoverable taxes	(672,607)	(115,316)	(633,069)
Dividends received from joint ventures	1,005	4,836	4,108
Other receivables	(24,360)	(18,922)	24,335
Prepaid expenses	(61,573)	(70,503)	(13,368)
Increase (decrease) in current liabilities
Trade payables	2,425,821	798,180	77,131
Salaries and related charges	63,066	15,644	9,872
Taxes payable	11,733	22,925	(10,291)
Post-employment benefits	(2,814)	1,273	(15,355)
Other payables	(36,357)	(16,663)	61,966
Deferred revenue	(10,614)	(9,814)	769
(Increase) decrease in non-current assets
Trade receivables and reseller financing	12,008	(73,035)	11,333
Recoverable taxes	(153,526)	(667,894)	(28,182)
Escrow deposits	(43,324)	(26,492)	(35,064)
Other receivables	73,903	(27,738)	(801)
Prepaid expenses	35,962	6,683	8,573
Increase (decrease) in non-current liabilities
Post-employment benefits	11,907	8,700	(18,632)
Provision for tax, civil, and labor risks	(28)	(104)	0
Other payables	(17,193)	(34,721)	9,637
Deferred revenue	0	0	(11,850)
Acquisition of CBIO	(176,837)	(125,345)	0
Payments of contractual assets with customers – exclusive rights	(420,261)	(356,045)	(330,068)
Payments of contingencies	(24,351)	(39,256)	(22,966)
Income and social contribution taxes paid	(230,036)	(333,784)	(111,499)
Net cash provided by operating activities from continuing operations	1,603,441	2,264,013	2,372,384
Net cash provided by operating activities from discontinued operations	982,519	874,106	552,468
Net cash provided by operating activities	2,585,960	3,138,119	2,924,852
Cash flows from investing activities
Financial investments, net of redemptions	1,863,053	(869,748)	102,911
Acquisition of property, plant, and equipment	(1,028,419)	(750,618)	(720,779)
Acquisition of intangible assets	(237,488)	(154,534)	(111,251)
Revenue on disposal of investments	159,657	0	0
Capital increase in joint ventures	(25,700)	(28,840)	(79,124)
Capital decrease in associates	1,500	0	0
Initial direct costs of right-of-use assets	(14,905)	0	(68,007)
Related parties	2,334	0	0
Proceeds from disposal of property, plant, and equipment and intangibles	162,837	154,725	36,912
Net cash provided by (used in) investing activities from continuing operations	882,869	(1,649,015)	(839,338)
Net cash provided by (used in) investing activities from discontinued operations	(158,733)	(487,390)	(995,923)
Net cash provided by (used in) investing activities	724,136	(2,136,405)	(1,835,261)
Loans and debentures
Proceeds	1,383,611	3,387,161	2,009,221
Repayments	(2,426,222)	(1,815,130)	(2,460,941)
Interest paid	(733,791)	(701,458)	(1,416,977)
Payments of lease
Principal	(304,975)	(250,202)	(210,147)
Interest paid	(15,267)	(5,705)	(11,892)
Dividends paid	(705,753)	(284,767)	(596,436)
Capital increase from non-controlling shareholders	0	0	6,996
Related parties	(177)	(2,548)	(146)
Net cash provided by (used in) in financing activities from continuing operations	(2,802,574)	327,351	(2,680,322)
Net cash provided by (used in) in financing activities from discontinued operations	(552,967)	(919,684)	(241,907)
Net cash provided by (used in) in financing activities	(3,355,541)	(592,333)	(2,922,229)
Effect of exchange rate changes on cash and cash equivalents in foreign currency - continuing operations	(4,547)	21,912	(21,805)
Effect of exchange rate changes on cash and cash equivalents in foreign currency - discontinued operations	56,553	114,822	30,871
Increase (decrease) in cash and cash equivalents	6,561	546,115	(1,823,572)
Cash and cash equivalents at the beginning of the year	2,661,494	2,115,379	3,938,951
Cash and cash equivalents at the end of the year	2,668,055	2,661,494	2,115,379
Cash and cash equivalents at the end of the year - continuing operations	2,280,074	0	0
Cash and cash equivalents at the end of the year - discontinued operations	387,981	0	0
Transactions without cash effect:
Addition on right-of-use assets and leases payable	227,977	420,070	311,106
Addition on contractual assets with customers – exclusive rights	269,725	193,040	0
Reversion fund – private pension	2,656	33,843	0
Issuance of shares related to the subscription warrants – indemnification – Extrafarma acquisition	R$ 1,819	R$ 54,763	R$ 0